Capital Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Equity	$ 624,655	$ 495,895	$ 478,526
Total	377,831	378,434
Equity and borrowings	1,002,486	874,329
Less: Cash	(194,622)	(299,461)	$ (323,565)
Equity and borrowings, less cash	$ 807,864	$ 574,868